Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions	May 29, 2011		May 30, 2010
Fixed-income securities, Corporate bonds and U.S Treasury securities	$ 32.1
Fair value of assets (liabilities)	14.7		24.1
Equity Forwards [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair value of assets (liabilities)		[1]		[1]
Foreign Currency [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair value of assets (liabilities)		[2]		[2]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair value of assets (liabilities)	10.6		10.1
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Corporate Bonds [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities		[3]		[3]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | U.S. Fixed-Income Treasury Securities [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities	10.6	[4]	10.1	[4]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Mortgage-Backed Securities [Member]
Fixed-income securities, Mortgage-backed securities		[3]		[3]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Commodities Swaps And Futures [Member]
Fair value of assets (liabilities)		[5]		[5]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Interest Rate Locks And Swaps [Member]
Fair value of assets (liabilities)		[6]		[6]
Equity Forwards [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of assets (liabilities)	0.9	[1]	(1.0)	[1]
Foreign Currency [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of assets (liabilities)	0.6	[2]	1.1	[2]
Significant Other Observable Inputs (Level 2) [Member]
Fair value of assets (liabilities)	4.1		14.0
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities	16.6	[3]	15.8	[3]
Significant Other Observable Inputs (Level 2) [Member] | U.S. Fixed-Income Treasury Securities [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities		[4]		[4]
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-Backed Securities [Member]
Fixed-income securities, Mortgage-backed securities	4.9	[3]	5.8	[3]
Significant Other Observable Inputs (Level 2) [Member] | Commodities Swaps And Futures [Member]
Fair value of assets (liabilities)	0.7	[5]	(0.7)	[5]
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Locks And Swaps [Member]
Fair value of assets (liabilities)	(19.6)	[6]	(7.0)	[6]
Equity Forwards [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of assets (liabilities)		[1]		[1]
Foreign Currency [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of assets (liabilities)		[2]		[2]
Significant Unobservable Inputs (Level 3) [Member]
Fair value of assets (liabilities)
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities		[3]		[3]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Fixed-Income Treasury Securities [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities		[4]		[4]
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-Backed Securities [Member]
Fixed-income securities, Mortgage-backed securities		[3]		[3]
Significant Unobservable Inputs (Level 3) [Member] | Commodities Swaps And Futures [Member]
Fair value of assets (liabilities)		[5]		[5]
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Locks And Swaps [Member]
Fair value of assets (liabilities)		[6]		[6]
Corporate Bonds [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities	16.6	[3]	15.8	[3]
U.S. Fixed-Income Treasury Securities [Member]
Fixed-income securities, Corporate bonds and U.S Treasury securities	10.6	[4]	10.1	[4]
Mortgage-Backed Securities [Member]
Fixed-income securities, Mortgage-backed securities	4.9	[3]	5.8	[3]
Commodities Swaps And Futures [Member]
Fair value of assets (liabilities)	0.7	[5]	(0.7)	[5]
Interest Rate Locks And Swaps [Member]
Fair value of assets (liabilities)	(19.6)	[6]	(7.0)	[6]
Foreign Currency [Member]
Fair value of assets (liabilities)	0.6	[2]	1.1	[2]
Equity Forwards [Member]
Fair value of assets (liabilities)	$ 0.9	[1]	$ (1.0)	[1]

[1]	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
[2]	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.
[3]	The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.
[4]	The fair value of our U.S. Treasury securities is based on the closing market prices.
[5]	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.
[6]	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.